Leases - Summary of Quantitative Information about Right of Use Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use asset
Right-of-use assets	$ 4,818	$ 5,183	$ 5,076
Lease liabilities
Current	1,898	1,105
Non-current	3,737	4,886
Total	5,635	5,991	$ 6,153
Office buildings [Member]
Right-of-use asset
Right-of-use assets	$ 4,818	$ 5,183